16. Judicial Deposits	12 Months Ended
Dec. 31, 2018
Judicial Deposits
Judicial Deposits
	12.31.2018	12.31.2017
Taxes claims	369,423	337,909
Labor claims	84,908	120,463
.
Civil
Civil	63,484	110,495
Easements	3,280	6,114
Customers	1,861	2,522
	68,625	119,131
.
Others	5,334	5,026
	528,290	582,529